Estimated Future Benefit Expected Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Postretirement Benefits Other Than Pensions
Defined Benefit Plan Disclosure [Line Items]
2014	$ 1.0
2015	1.2
2016	1.3
2017	1.5
2018	1.7
Years 2019 - 2023	11.5
U.S. | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2014	10.2
2015	11.0
2016	12.6
2017	13.7
2018	14.9
Years 2019 - 2023	98.1
Non-U.S. | Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2014	5.8
2015	6.7
2016	7.0
2017	8.0
2018	8.9
Years 2019 - 2023	$ 59.3